Certnys

1-38072

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

17010185

May 4, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

Received SEC
MAY - 4 2017
Washington, DC 20549

To whom it may concern:

The NYSE MKT certifies its approval for listing and registration of the Common Shares, no par value of NEXGEN ENERGY LTD., under the Exchange Act of 1934.

Sincerely,

[signature]